Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Federal Home Loan Bank Advances
Federal Home Loan Bank Advances

(Dollars in thousands)	June 30, 2024	December 31, 2023
Maturity of July 2025 with fixed interest rate of 4.88%	$20,000	$20,000
Maturity of January 2026 with fixed interest rate of 4.35%	10,000	-
Maturity of December 2026 with fixed interest rate of 4.20%	10,000	10,000
Total advances outstanding at period end	$40,000	$30,000

Schedule of Bank Term Funding Program Advances
Bank Term Funding Program (“BTFP”)

(Dollars in thousands)	June 30, 2024	December 31, 2023
Maturity of May 2024 with fixed interest rate of 4.71%	$-	$160,000
Maturity of December 2024 with fixed interest rate of 4.83%	-	10,000
Maturity of January 2025 with fixed interest rate of 4.76%	170,000	-
Total BTFP outstanding at period end	$170,000	$170,000